Subsequent Events (Details) $ / shares in Units, $ in Thousands					3 Months Ended	6 Months Ended
	Sep. 15, 2022 USD ($) vessel	Aug. 31, 2022 USD ($) shares	Aug. 15, 2022 USD ($) $ / shares shares	Aug. 03, 2022 $ / shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Sep. 13, 2022 USD ($)
Subsequent Event [Line Items]
Common stock dividends declared (in dollars per share) | $ / shares						$ 0.02	$ 0.10
Amount of quarterly cash dividend paid						$ 799	$ 1,124
Amount of shares of common stock repurchased							$ 1,407
Scorpio Tankers Inc. | Forecast
Subsequent Event [Line Items]
Expected gain on sale of Scorpio Tankers Inc.					$ 8,100
Subsequent Event
Subsequent Event [Line Items]
Common stock dividends declared (in dollars per share) | $ / shares				$ 0.01
Amount of quarterly cash dividend paid	$ 400
Shares of common stock repurchased | shares		2,292,310
Amount of shares of common stock repurchased		$ 17,000
Amount of shares authorized under share repurchase program								$ 50,000
Number of vessels that continue to be classified as held for use | vessel	3
Subsequent Event | Scorpio Tankers Inc.
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction | shares			1,300,000
Sale of stock, consideration received on transaction			$ 50,000
Subsequent Event | Scorpio Tankers Inc.
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction | shares			2,155,140
Sale of stock, consideration received on transaction			$ 83,300
Proceeds from sale of equity method investments per share | $ / shares			$ 38.65